Equity-settled share-based transactions - Schedule of ACT Genomics plan, Narrative (Details) - ACT genomics - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options outstanding in share-based payment arrangement (in $ per share)		$ 0.01
Weighted average remaining contractual life of outstanding share options		9 years
Weighted average fair value at measurement date, share options granted		$ 0.33
Expense from equity-settled share-based payment transactions	$ 1,226,000	$ 1,873,000
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Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting Period (in years)	2 years
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Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting Period (in years)	3 years